Consolidated Statements of Stockholders' Equity - USD ($)	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Total
Preferred stock, shares outstanding (in shares)	200,000	807,240	32,256	500
Common stock, shares outstanding (in shares)					6,627,318	1,705,930
Net earnings							$ 9,231,000
Cash dividends paid on preferred stock	$ (3,000)
Change in pension and postretirement benefits adjustment							(5,980,000)
Net earnings							9,231,000
Balance at Mar. 31, 2023							554,750,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	8,292	0
Common stock, shares outstanding (in shares)					5,928,424	1,707,241
Net earnings							63,318,000
Cash dividends paid on preferred stock	$ (3,000)						(23,181)
Purchase of treasury stock					$ (33,000,000)
Change in pension and postretirement benefits adjustment							4,892,000
Net earnings							63,318,000
Balance at Mar. 31, 2024							$ 582,893,000
Preferred stock, shares authorized (in shares)	200,000	1,400,000	8,292	0
Common stock, shares authorized (in shares)					20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	8,292	0
Common stock, shares outstanding (in shares)					5,400,429	1,659,411
Preferred stock, stock amount	$ 50,000	$ 202,000	$ 99,000	$ 0
Common stock, stock amount					$ 2,566,000	$ 484,000